Short-term Investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Short-term Investments
Short-term investments	¥ 2,653,065	¥ 4,623,452		$ 373,676
Investment income related to short-term investments		18,200	¥ 138,300
Investment loss related to short-term investments	(187,600)
Financial products
Short-term Investments
Short-term investments	1,596,512	3,580,792
Investments in publicly traded companies
Short-term Investments
Short-term investments	¥ 1,056,553	¥ 1,042,660